PepsiCo Master Trust - Narrative (Details) - EBP 001 $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) financialInstitution	Dec. 31, 2024 USD ($)
EBP, Master Trust [Line Items]
Interest in PepsiCo Master Trust	100.00%	100.00%
Number of investment grade financial institutions | financialInstitution	5
Investments at contract value: fully benefit-responsive synthetic investment contracts | $	$ 637.5	$ 696.1
Minimum crediting interest rate	0
Minimum
EBP, Master Trust [Line Items]
Plan wind-down period	2 years
Maximum
EBP, Master Trust [Line Items]
Plan wind-down period	3 years